Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pretax loss reported in discontinued operations	$ (4,059,263)	$ (9,795,352)	$ (2,950,025)
Other assets	4,757,265	1,483,475
Proceeds from disposals of assets	6,600,000
Tulsa Dynaspan, Inc. (TDI) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Significant operating losses incurred, term	3 years
Sales reported in discontinued operations	7,700,000	16,800,000	8,100,000
Pretax loss reported in discontinued operations	(3,300,000)	(9,100,000)	(1,700,000)
Other assets	2,700,000
Proceeds from disposals of assets	6,400,000
Beaver Lake Concrete, Inc. (BLC) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales reported in discontinued operations	8,500,000	6,100,000	3,900,000
Pretax loss reported in discontinued operations	(700,000)	(700,000)	(1,300,000)
Other assets	$ 700,000